Provisions and Contingent Liabilities - Additional Information (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Other provisions	R$ 16,020	R$ 15,479	R$ 15,193	R$ 15,704	R$ 17,171	R$ 17,474	R$ 11,843	R$ 5,334
Estimated financial effect of contingent liabilities	191,941		153,951			89,323
Tax contingencies [member]
Disclosure of contingent liabilities [line items]
Other provisions	10,062		9,878			9,392
Civil contingencies [member]
Disclosure of contingent liabilities [line items]
Other provisions	3,660		2,673			5,610
Judicial deposit assets	112		9,744			4,500
Labor contingencies [member]
Disclosure of contingent liabilities [line items]
Other provisions	R$ 2,298		R$ 2,642			R$ 2,472